CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income	¥ (761,994)	$ (110,480)	¥ 515,101	¥ (2,680,259)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	101,465	14,711	(34,908)	(133,439)
Other comprehensive (loss) income, net of tax of nil	101,465	14,711	(34,908)	(133,439)
Comprehensive (loss) income	(660,529)	(95,769)	480,193	(2,813,698)
Comprehensive income attributable to noncontrolling interest	(13,958)	(2,024)	(15,003)	(29,088)
Comprehensive (loss) income attributable to VNET Group, Inc.	¥ (674,487)	$ (97,793)	¥ 465,190	¥ (2,842,786)